Intangibles And Goodwill (Narrative) (Details) - CAD ($) $ in Millions		12 Months Ended
	Jun. 17, 2022	Aug. 31, 2022	Feb. 01, 2021
Disclosure of detailed information about intangible assets [line items]
Hypothetical decline in the recoverable amount of the broadcast rights and licences for the satellite cash generation			10.00%
Hypothetical decline in the recoverable amount of the wireless generating unit			10.00%
Impairment loss		$ 69
Freedom Mobile Inc. [Member]
Disclosure of detailed information about intangible assets [line items]
Consideration paid received	$ 2,850